SUBSEQUESNT EVENTS AFTER THE REPORTING DATE	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUESNT EVENTS AFTER THE REPORTING DATE
NOTE 16: -	SUBSEQUESNT EVENTS AFTER THE REPORTING DATE

On February 12, 2025, the Company issued a total of 28,776,978 ordinary shares of no par value and 23,021,582 warrants to purchase one ordinary share, at an offering price of $1.39 per unit (each unit consisting of one ordinary share and eight tenths of a warrant), for a total consideration of $37.3 million, net of placement agent fees and other issuance costs of $2.7 million. The warrants will be immediately exercisable at $1.69 per share and will expire five years from the date of issuance.